Intangible Assets	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	14. INTANGIBLE ASSETS
At 30 June 2024, intangible assets comprised goodwill of £1,199m (2023: £1,199m) and computer software of £322m (2023: £349m).
At 30 June 2024, a review was performed to identify any potential impairment indicators for goodwill. No indicators of impairment were identified and so a full impairment test was not performed for the half year.
Details of the sensitivity of value in use (VIU) to changes in assumptions, including changes required to achieve nil headroom, are set out in Note 20 to the
Consolidated Financial Statements in the 2023 Annual Report.